3. FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

•	Level 1 – Quoted market prices in active markets for identical assets and liabilities;

•	Level 2 – Inputs, other than level 1 inputs, either directly or indirectly observable; and
•	Level 3 – Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of March 31, 2018. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from derivative contracts are included in net gain (loss) from derivative contracts in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of March 31, 2018 and December 31, 2017:

FAIR VALUE MEASUREMENTS (In Thousands)

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at March 31, 2018

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Short-Term Loans			(15)	(15)
Warrants issued in connection with Senior Secured Debt	—	—	(6,145)	(6,145)

Total long-term liabilities at fair value	$—	$—	$(6,274)	$(6,274)

	Fair Value at December 31, 2017

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Short-Term Loans			(11)	(11)
Warrants issued in connection with Senior Secured Debt	—	—	(7,837)	(7,837)

Total long-term liabilities at fair value	$—	$—	$(7,962)	$(7,962)

The following is a summary of changes to Level 3 instruments during the three months ended March 31, 2018:

	Short-Term Loan	Senior Secured Debt	Distributor Debt	Total

Balance, December 31, 2017	$ (11)	$ (7,837)	$ (114)	$ (7,962)
Change in fair value during the period	(4)	1,692	-	1,688

Balance, March 31, 2018	$ (15)	$ (6,145)	$ (114)	$ (6,274)

As of March 31, 2018, the fair value of warrants was approximately $6.3 million. A net change of approximately $1.7 million has been recorded to the accompanying statement of operations for the three months ended March 31, 2018.

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

●	Level 1 – Quoted market prices in active markets for identical assets and liabilities;

●	Level 2 – Inputs, other than level 1 inputs, either directly or indirectly observable; and

●	Level 3 – Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of December 31, 2017. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from derivative contracts are included in net gain (loss) from derivative contracts in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of December 31, 2017 and 2016:

FAIR VALUE MEASUREMENTS (In Thousands)

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at December 31, 2017
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-Term Loans	-	-	(11)	(11)
Warrants issued in connection with Senior Secured Debt	-	-	(7,837)	(7,837)
Total long-term liabilities at fair value	$-	$-	$(7,962)	$(7,962)

	Fair Value at December 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Senior Secured Debt	—	—	(1,306)	(1,306)
Total long-term liabilities at fair value	$—	$—	$(1,420)	$(1,420)

The following is a summary of changes to Level 3 instruments during the year ended December 31, 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total
Balance, December 31, 2016	$-	$-	$(1,306)	$(114)	$(1,420)
Warrants issued during the year	-	-	(55)	-	(55)
Change in fair value during the year	-	-	(6,487)	-	(6,487)
Balance, December 31, 2017	$-	$-	$(7,848)	$(114)	$(7,962)

As of December 31, 2017, the fair value of warrants was approximately $8.0 million. A net change of approximately $6.5 million has been recorded to the accompanying statement of operations for the year ended.